Reverse Acquisition: Business Acquisition, Pro Forma Information (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Business Acquisition, Pro Forma Information
	Six Months Ended September 30,
	2017	2016
Revenues [1]	$6,593,107	$7,962,445
Net Loss [1]	$(5,941,233)	$(1,127,830)
Loss per common share [1]	$(0.00)	$(0.01)